Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Xylo Technologies Ltd.
Entity Central Index Key	0001618500
Entity File Number	001-37381
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	10 Hanechoshet
Entity Address, City or Town	Tel-Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971072
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	32,258,663
American Depositary Shares, each representing forty (40) Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing forty (40) Ordinary Shares
Trading Symbol	XYLO
Security Exchange Name	NASDAQ
Ordinary Shares, no-par value
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, no-par value
No Trading Symbol Flag	true
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tali Dinar
Contact Personnel Fax Number	+972-8-853-8194
Entity Address, Address Line One	10 Hanechoshet
Entity Address, City or Town	Tel-Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971072
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	3-689-9124